Condensed, Consolidated Statements of Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interests
Beginning Balances, shares at Dec. 31, 2014		82,937
Beginning Balances at Dec. 31, 2014	$ 1,211,621	$ 83	$ 155,802	$ 1,064,158	$ (19,397)	$ 10,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (excludes $1392 and $1088 during the nine months ended September 30, 2015 and $1,852 and $1,220 during the nine months ended September 30, 2016 related to redeemable and mandatorily redeemable noncontrolling interests, respectively)	149,464			147,454		2,010
Other comprehensive income (excludes $338 for the nine months ended September 30, 2015 and $117 for the nine months ended September 30, 2016 related to mandatorily redeemable noncontrolling interests)	(24,936)				(24,512)	(424)
Formation of noncontrolling interests	2,661					2,661
Distributions to noncontrolling interests	(1,784)					(1,784)
Purchase of noncontrolling interests	(690)		(217)			(473)
Share-based compensation	12,086		12,086
Issuance of common stock under stock incentive plans, shares		633
Issuance of common stock under stock incentive plans	1,571	$ 1	1,570
Stock repurchases, shares		(3,003)
Stock repurchases	(161,117)	$ (3)	(161,114)
Excess tax benefit from share-based compensation	8,008		8,008
Ending Balances, shares at Sep. 30, 2015		80,567
Ending Balances at Sep. 30, 2015	$ 1,196,884	$ 81	16,135	1,211,612	(43,909)	12,965
Beginning Balances, shares at Dec. 31, 2015	80,764	80,764
Beginning Balances at Dec. 31, 2015	$ 1,257,034	$ 81	19,708	1,275,207	(50,034)	12,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (excludes $1392 and $1088 during the nine months ended September 30, 2015 and $1,852 and $1,220 during the nine months ended September 30, 2016 related to redeemable and mandatorily redeemable noncontrolling interests, respectively)	171,855			168,508		3,347
Other comprehensive income (excludes $338 for the nine months ended September 30, 2015 and $117 for the nine months ended September 30, 2016 related to mandatorily redeemable noncontrolling interests)	9,124				9,006	118
Formation of noncontrolling interests	86,951					86,951
Distributions to noncontrolling interests	(2,667)					(2,667)
Purchase of noncontrolling interests	(4,141)		(2,075)			(2,066)
Share-based compensation	13,669		13,669
Issuance of common stock under stock incentive plans, shares		458
Issuance of common stock under stock incentive plans	3,949		3,949
Stock repurchases, shares		(147)
Stock repurchases	(9,887)		(9,887)
Excess tax benefit from share-based compensation	7,588		7,588
Other	$ (68)		6			(74)
Ending Balances, shares at Sep. 30, 2016	81,075	81,075
Ending Balances at Sep. 30, 2016	$ 1,533,407	$ 81	$ 32,958	$ 1,443,715	$ (41,028)	$ 97,681